Related Party Transactions - Schedule of significant related party transactions, acquisition of right-of-use assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Acquisition of right-of-use assets	$ 485	$ 847	$ 323
CyberLink
Related Party Transactions
Acquisition of right-of-use assets	0	477	0
ClinJeff
Related Party Transactions
Acquisition of right-of-use assets	82	0	0
Total for all related parties
Related Party Transactions
Acquisition of right-of-use assets	$ 82	$ 477	$ 0